Summary of material accounting policies - Additional information (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
Summary of material accounting policies
Useful life of computer equipment (in years)	36 months
Useful life of license (in years)	20 years
Impairment loss	$ 0
Maximum
Summary of material accounting policies
Expiration period (in years)	10 years